INSURANCE CONTRACTS (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Opening balance on January 1	R$ 24,414,760	R$ 22,162,319
Changes from the current period	(4,240,688)	(3,116,918)
- Contract service margin recognized in the period	(4,240,688)	(3,116,918)
Changes in relation to future periods	3,648,437	4,632,552
- Contracts initially recognized	6,721,299	8,188,988
- Changes in estimates that adjust the contract service margin	(3,072,862)	(3,556,436)
Total technical changes	(592,251)	1,515,634
Financial expenses of insurance contracts	872,606	736,807
Closing balance on December 31	24,695,113	24,414,760
Contractual service margin related to contracts that existed at transition date to which fair value approach has been applied [member]
IfrsStatementLineItems [Line Items]
Opening balance on January 1	11,313,064	11,188,719
Changes from the current period	(1,564,336)	(1,045,106)
- Contract service margin recognized in the period	(1,564,336)	(1,045,106)
Changes in relation to future periods	(2,586,246)	1,129,600
- Contracts initially recognized	136,643	158,165
- Changes in estimates that adjust the contract service margin	(2,722,889)	971,435
Total technical changes	(4,150,582)	84,494
Financial expenses of insurance contracts	53,225	39,851
Closing balance on December 31	7,215,705	11,313,064
Contractual service margin related to contracts that existed at transition date to which modified retrospective approach has been applied [member]
IfrsStatementLineItems [Line Items]
Opening balance on January 1	8,591,633	10,063,799
Changes from the current period	(1,725,516)	(1,479,197)
- Contract service margin recognized in the period	(1,725,516)	(1,479,197)
Changes in relation to future periods	1,126,523	(442,767)
- Contracts initially recognized	53,780	54,940
- Changes in estimates that adjust the contract service margin	1,072,743	(497,707)
Total technical changes	(598,993)	(1,921,964)
Financial expenses of insurance contracts	422,272	449,798
Closing balance on December 31	8,414,912	8,591,633
Contracts Issued After Transition [Member]
IfrsStatementLineItems [Line Items]
Opening balance on January 1	4,510,063	909,801
Changes from the current period	(950,836)	(592,615)
- Contract service margin recognized in the period	(950,836)	(592,615)
Changes in relation to future periods	5,108,160	3,945,719
- Contracts initially recognized	6,530,876	7,975,883
- Changes in estimates that adjust the contract service margin	(1,422,716)	(4,030,164)
Total technical changes	4,157,324	3,353,104
Financial expenses of insurance contracts	397,109	247,158
Closing balance on December 31	R$ 9,064,496	R$ 4,510,063